Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
Schedule of intagible assets, net
	December 31, 2021	December 31, 2020
Land use rights	$1,730,978	1,691,262
Software	29,472	28,796
Others	2,472,376	-
Patent	124,277	-
Total	4,357,104	1,720,058
Less: accumulated amortization	(246,075)	(188,546)
Intangible assets, net	$4,111,029	1,531,512

Schedule of estimated future amortization expense
Twelve months ending December 31,	Amortization expense
2022	$297,232
2023	297,232
2024	297,232
2025	297,232
2026	297,232
2027 and Thereafter	2,624,866
$4,111,029